Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Rent expense	$ 47	$ 76	$ 116
Long-term operating leases aggregate	85
Long-term operating leases, 2014	59
Long-term operating leases, 2015	$ 26